Employee Benefit Plans (Summary Of Pension Obligations And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Benefit Obligation
Benefit obligation, beginning of period	$ 316.5	$ 290.1	$ 263.6
Service cost	3.2	3.0	2.4
Interest cost	11.9	12.6	13.4
Plan participants’ contributions	0.5	0.5	0.5
Actuarial (gains) losses	(30.3)	25.4	27.9
Benefits paid	(14.8)	(16.4)	(17.2)
Foreign currency exchange rate changes	0	1.3	(0.5)
Benefit obligation, end of period	287.0	316.5	290.1
Change in Plan Assets
Fair value of plan assets, beginning of period	240.3	223.2	210.3
Actual return on plan assets	20.0	24.3	21.4
Employer contributions	1.9	7.8	8.5
Foreign currency exchange rate changes	0.1	0.9	(0.3)
Fair value of plan assets, end of period	248.0	240.3	223.2
Net funded status	(39.0)	(76.2)	(66.9)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	1.4	0	0
Other current liabilities	(0.5)	(0.4)	(0.4)
Other long-term liabilities	$ (39.9)	$ (75.8)	$ (66.5)